Quarterly Holdings Report
for

Strategic Advisers® Emerging Markets Fund

Offered exclusively to certain clients of Strategic Advisers LLC - not available for sale to the general public

November 30, 2019

SAE-QTLY-0120
1.918362.109

Schedule of Investments November 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 61.0%
	Shares	Value
COMMUNICATION SERVICES - 6.2%
Diversified Telecommunication Services - 0.6%
China Telecom Corp. Ltd. (H Shares)	13,872,000	$5,245,282
China Tower Corp. Ltd. (H Shares) (a)	16,834,000	3,440,689
China Unicom Ltd.	4,484,000	3,841,309
Hellenic Telecommunications Organization SA	48,195	724,301
HKBN Ltd.	319,500	562,417
KT Corp.	54,291	1,238,914
LG Telecom Ltd.	400,125	4,538,792
Magyar Telekom PLC	28,408	41,172
Ooredoo Qsc (b)	62,110	118,394
PT Telekomunikasi Indonesia Tbk Series B	17,399,083	4,833,469
Saudi Telecom Co.	80,146	1,991,895
Telecom Egypt SAE	297,066	191,655
Telkom SA Ltd.	528,708	1,692,169
Turk Telekomunikasyon A/S (b)	772,364	907,992
		29,368,450
Entertainment - 0.6%
Bilibili, Inc. ADR (b)(c)	25,854	446,757
CD Projekt RED SA	114,315	7,664,212
Changyou.com Ltd. (A Shares) ADR	15,523	148,245
Gamania Digital Entertainment Co. Ltd.	13,000	25,040
Gravity Co. Ltd. ADR (b)	498	19,307
HUYA, Inc. ADR (b)(c)	118,100	2,491,910
International Games Systems Co. Ltd.	52,000	630,262
NetEase, Inc. ADR	49,464	15,596,988
Nexon Co. Ltd. (b)	71,400	974,230
NHN Entertainment Corp. (b)	2,843	162,932
Tencent Music Entertainment Group ADR (b)	130,100	1,617,143
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd. (A Shares)	271,780	838,244
		30,615,270
Interactive Media & Services - 3.9%
58.com, Inc. ADR (b)	34,000	2,091,680
Autohome, Inc. ADR Class A (b)(c)	111,608	7,594,924
Baidu.com, Inc. sponsored ADR (b)	87,000	10,312,110
Kakao Corp.	1,262	166,123
Mail.Ru Group Ltd. GDR (Reg. S) (b)	311,082	6,283,856
Momo, Inc. ADR	46,700	1,747,981
NAVER Corp.	32,455	4,725,523
Sohu.Com Ltd. ADR (b)	9,315	95,386
Tencent Holdings Ltd.	3,397,289	143,349,135
Yandex NV Series A (b)	413,557	17,356,987
YY, Inc. ADR (b)	31,162	1,987,824
		195,711,529
Media - 0.0%
BlueFocus Intelligent Communications Group Co. Ltd. (A Shares)	261,600	194,179
Cheil Worldwide, Inc.	21,770	435,842
Cyfrowy Polsat SA	24,048	171,486
Hyundai HCN	146,658	449,422
INNOCEAN Worldwide, Inc.	3,518	191,192
		1,442,121
Wireless Telecommunication Services - 1.1%
Advanced Info Service PCL (For. Reg.)	212,100	1,487,929
America Movil S.A.B. de CV:
Series L	558,976	428,674
Series L sponsored ADR	270,100	4,129,829
Bharti Airtel Ltd.	318,043	1,961,256
China Mobile Ltd.	2,631,000	19,836,528
China Mobile Ltd. sponsored ADR	51,644	1,948,528
China United Network Communications Ltd. (A Shares)	8,001,254	6,496,621
Globe Telecom, Inc.	1,795	68,482
Mobile Telecommunications Co. Saudi Arabia (b)	1,131,224	3,312,224
Mobile TeleSystems OJSC sponsored ADR	511,702	4,830,467
MTN Group Ltd.	258,907	1,632,384
SK Telecom Co. Ltd.	12,259	2,549,657
SK Telecom Co. Ltd. sponsored ADR	19,876	455,558
Taiwan Mobile Co. Ltd.	36,000	135,028
Turkcell Iletisim Hizmet A/S	765,822	1,805,930
VEON Ltd. sponsored ADR	277,792	733,371
		51,812,466

TOTAL COMMUNICATION SERVICES		308,949,836

CONSUMER DISCRETIONARY - 9.9%
Auto Components - 0.4%
Fuyao Glass Industries Group Co. Ltd. (A Shares)	3,352,633	10,597,876
Huayu Automotive Systems Co. Ltd. (A Shares)	584,831	2,155,553
Hyundai Mobis	16,309	3,382,464
Motherson Sumi Systems Ltd. (b)	823,247	1,486,455
Sailun Group Co. Ltd. A Shares	642,920	403,171
Tianneng Power International Ltd.	1,275,826	839,338
Yoo Sung Enterprise	12,785	28,680
		18,893,537
Automobiles - 0.9%
Bajaj Auto Ltd.	223,893	9,910,719
Dongfeng Motor Group Co. Ltd. (H Shares)	1,968,000	1,890,519
Ford Otomotiv Sanayi A/S	2,192	24,321
Great Wall Motor Co. Ltd. (H Shares) (c)	2,347,000	1,813,872
Guangzhou Automobile Group Co. Ltd. (H Shares)	1,960,000	2,093,150
Hero Motocorp Ltd.	241,697	8,197,769
Hyundai Motor Co.	15,443	1,581,819
Kia Motors Corp.	308,616	11,299,113
Mahindra & Mahindra Ltd.	113,890	842,163
Maruti Suzuki India Ltd.	22,078	2,229,632
PT Astra International Tbk	12,468,400	5,745,806
		45,628,883
Diversified Consumer Services - 0.6%
Estacio Participacoes SA	982,500	9,572,744
New Oriental Education & Technology Group, Inc. sponsored ADR (b)	122,544	14,837,628
TAL Education Group ADR (b)	85,934	3,803,439
Visang Education, Inc.	8,025	52,717
		28,266,528
Hotels, Restaurants & Leisure - 0.4%
Galaxy Entertainment Group Ltd.	21,000	137,350
Huazhu Group Ltd. ADR	13,127	449,075
Jubilant Foodworks Ltd.	83,764	1,889,182
Sands China Ltd.	2,547,922	12,042,757
Yum China Holdings, Inc.	144,222	6,420,763
		20,939,127
Household Durables - 1.3%
Airmate Cayman International Co. Ltd. (b)	26,000	25,296
Airmate Cayman International Co. Ltd. rights 12/10/19 (b)	1,874	227
Arcelik A/S (b)	79,744	279,023
Cyrela Brazil Realty SA	55,900	353,064
Direcional Engenharia SA	11,200	30,661
Even Construtora e Incorporadora SA (b)	28,253	83,484
Guangdong Xinbao Electrical Appliances Holdings Co. Ltd.	70,300	158,345
Haier Electronics Group Co. Ltd.	1,307,349	3,632,360
Haier Smart Home Co. Ltd. (A Shares)	1,606,322	3,896,772
LG Electronics, Inc.	158,167	9,359,073
Midea Group Co. Ltd. (A Shares)	4,549,090	35,125,111
MRV Engenharia e Participacoes SA	334,681	1,395,262
Whirlpool of India Ltd.	1,156	34,517
Zhejiang Supor Cookware Co. Ltd.	840,095	8,577,213
		62,950,408
Internet & Direct Marketing Retail - 5.0%
Alibaba Group Holding Ltd. sponsored ADR (b)	798,719	159,743,800
Ctrip.com International Ltd. ADR (b)	208,532	6,931,604
Danawa Co. Ltd.	3,946	76,996
JD.com, Inc. sponsored ADR (b)	509,415	16,632,400
MakeMyTrip Ltd. (b)	19,998	520,548
Meituan Dianping Class B (b)	797,300	10,510,891
MercadoLibre, Inc. (b)	16,463	9,558,089
Naspers Ltd. Class N	172,794	24,620,081
Pinduoduo, Inc. ADR (b)	78,400	2,818,480
Prosus NV (b)	60,458	4,121,323
Tongcheng-Elong Holdings Ltd. (b)(c)	1,456,400	2,418,589
Vipshop Holdings Ltd. ADR (b)	628,177	8,028,102
		245,980,903
Multiline Retail - 0.3%
Lojas Renner SA	1,240,658	15,176,720
Magazine Luiza SA	87,187	930,212
		16,106,932
Specialty Retail - 0.4%
Chow Tai Fook Jewellery Group Ltd.	388,600	364,862
Lewis Group Ltd.	11,913	27,614
Mr Price Group Ltd.	481,962	5,757,029
Petrobras Distribuidora SA	641,212	4,231,633
SSI Group, Inc.	417,000	21,650
Steinhoff Africa Retail Ltd. (a)	339,291	409,451
Zhongsheng Group Holdings Ltd. Class H	2,752,000	9,755,499
		20,567,738
Textiles, Apparel & Luxury Goods - 0.6%
adidas AG	4,444	1,384,457
Anta Sports Products Ltd.	440,000	4,136,839
Bosideng International Holdings Ltd.	854,000	408,007
CECEP COSTIN New Materials Group Ltd. (b)(d)	741,000	28,397
Fila Korea Ltd.	46,497	2,031,021
Jinli Group Holdings Ltd.	46,782	17,777
LG Fashion Corp.	7,144	108,252
Li Ning Co. Ltd.	3,012,500	9,659,149
LPP SA	19	42,219
Makalot Industrial Co. Ltd.	250	1,245
Mavi Jeans Class B (a)(b)	295,824	2,329,448
Pou Chen Corp.	189,000	246,102
Regina Miracle International Holdings Ltd. (a)	351,000	226,431
Samsonite International SA	55,201	122,697
Shenzhou International Group Holdings Ltd.	782,900	10,321,055
Stella International Holdings Ltd.	126,000	207,634
Titan Co. Ltd.	19,698	318,385
Weiqiao Textile Co. Ltd. (H Shares)	426,500	115,503
		31,704,618

TOTAL CONSUMER DISCRETIONARY		491,038,674

CONSUMER STAPLES - 5.0%
Beverages - 1.3%
Anheuser-Busch InBev SA NV	55,472	4,397,189
China Resources Beer Holdings Co. Ltd.	1,722,000	9,018,932
Coca-Cola Icecek Sanayi A/S	6,686	40,231
Fomento Economico Mexicano S.A.B. de CV:
unit	564,551	5,130,499
sponsored ADR	158,222	14,387,126
Heineken NV (Bearer)	61,411	6,362,995
Kweichow Moutai Co. Ltd. (A Shares)	90,721	14,564,485
Shanghai Bairun Investment Holding Group Co. Ltd. (A Shares)	893,100	3,366,690
Thai Beverage PCL	9,711,300	6,319,872
		63,588,019
Food & Staples Retailing - 1.6%
Atacadao Distribuicao Comercio e Industria Ltda	17,787	78,648
Bim Birlesik Magazalar A/S JSC	1,192,046	9,535,953
C.P. ALL PCL (For. Reg.)	5,869,500	14,761,152
Clicks Group Ltd.	111,984	1,914,364
Dino Polska SA (a)(b)	41,305	1,426,311
Drogasil SA	513,746	13,760,729
Migros Turk Ticaret A/S (b)	19,259	74,085
President Chain Store Corp.	435,000	4,353,277
PUREGOLD Price Club, Inc.	2,790,500	2,203,315
Shoprite Holdings Ltd.	478,893	4,189,272
Sun Art Retail Group Ltd.	691,500	782,644
Wal-Mart de Mexico SA de CV Series V	3,935,291	10,829,213
X5 Retail Group NV GDR (Reg. S)	369,282	12,260,162
Yifeng Pharmacy Chain Co. Ltd.	131,600	1,430,441
		77,599,566
Food Products - 1.5%
Angel Yeast Co. Ltd. (A Shares)	99,400	427,851
AVI Ltd.	503,258	2,982,689
Charoen Pokphand Foods PCL (For. Reg.)	2,396,600	2,180,890
China Mengniu Dairy Co. Ltd.	9,855,496	37,706,255
Fujian Sunner Development Co. Ltd. A Shares	234,960	793,841
Gruma S.A.B. de CV Series B	316,445	3,190,399
Inner Mongoli Yili Industries Co. Ltd. (A Shares)	603,200	2,495,160
JBS SA	1,874,547	12,477,203
Maeil Dairies Co. Ltd.	468	33,279
Minerva SA (b)	316,200	1,079,219
Shandong Yisheng Livestock & Poultry Breeding Co. Ltd. (A Shares)	74,680	305,412
Tiger Brands Ltd.	237,338	3,309,659
Unified-President Enterprises Corp.	2,438,000	5,790,120
Universal Robina Corp.	1,081,830	3,193,366
		75,965,343
Household Products - 0.2%
C&S Paper Co. Ltd. (A Shares)	1,873,500	3,436,661
Hindustan Unilever Ltd.	183,263	5,198,612
Kimberly-Clark de Mexico SA de CV:
Series A	452,900	861,488
Series A sponsored ADR	2,476	23,423
		9,520,184
Personal Products - 0.4%
Colgate-Palmolive Ltd.	33,890	696,325
Hengan International Group Co. Ltd.	338,000	2,232,263
LG Household & Health Care Ltd.	13,145	14,076,378
Natura Cosmeticos SA	116,800	911,789
Organic Tea Cosmetics Holdings Co. Ltd.	4,513	5,540
		17,922,295
Tobacco - 0.0%
ITC Ltd.	621,728	2,135,135

TOTAL CONSUMER STAPLES		246,730,542

ENERGY - 3.6%
Energy Equipment & Services - 0.1%
China Oilfield Services Ltd. (H Shares)	1,788,000	2,407,389
Ezion Holdings Ltd. warrants 4/16/23 (b)(d)	5,020,014	5,763
Tenaris SA sponsored ADR	157,200	3,346,788
Yantai Jereh Oilfield Services (A Shares)	231,600	1,044,307
		6,804,247
Oil, Gas & Consumable Fuels - 3.5%
China Petroleum & Chemical Corp. (H Shares)	22,878,000	12,830,086
China Shenhua Energy Co. Ltd. (H Shares)	464,000	898,577
CNOOC Ltd.	16,365,099	23,756,073
CNOOC Ltd. sponsored ADR	9,900	1,437,678
Cosan Ltd. Class A (b)	27,087	473,752
Ecopetrol SA ADR	240,399	4,401,706
Esso Thailand PCL unit	140,900	34,502
Exxaro Resources Ltd.	168,855	1,536,701
Gazprom OAO sponsored ADR (Reg. S)	1,858,101	14,760,754
Grupa Lotos SA	4,822	112,911
Hindustan Petroleum Corp. Ltd.	507,230	1,997,842
Lukoil PJSC	27,837	2,656,760
Lukoil PJSC	3,226	307,889
Lukoil PJSC sponsored ADR	283,887	27,071,464
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	398,694	3,853,124
NOVATEK OAO GDR (Reg. S)	91,916	18,199,368
Oil & Natural Gas Corp. Ltd.	209,695	385,055
PetroChina Co. Ltd. (H Shares)	8,958,000	4,115,252
Petroleo Brasileiro SA - Petrobras (ON)	190,300	1,404,202
Petronet LNG Ltd.	58,156	220,064
Polski Koncern Naftowy Orlen SA	285,315	6,769,791
PT Adaro Energy Tbk	20,554,500	1,792,417
PTT Exploration and Production PCL NVDR	852,573	3,385,465
PTT PCL (For. Reg.)	1,151,500	1,647,994
QGEP Participacoes SA	30,900	101,742
Reliance Industries Ltd.	1,022,890	22,113,978
S-Oil Corp.	40,875	3,086,473
SK Energy Co. Ltd.	52,948	6,566,395
Susco Public Co. Ltd. unit	267,500	25,670
Tatneft PAO sponsored ADR	34,126	2,353,329
Thai Oil PCL (For. Reg.)	601,100	1,372,465
Tupras Turkiye Petrol Rafinerileri A/S	52,658	1,134,616
		170,804,095

TOTAL ENERGY		177,608,342

FINANCIALS - 16.3%
Banks - 10.6%
Absa Group Ltd.	764,687	7,686,277
Abu Dhabi Commercial Bank PJSC	685,646	1,409,316
Abu Dhabi Islamic Bank (b)	39,990	55,633
Agricultural Bank of China Ltd. (H Shares)	1,597,000	646,699
Akbank TAS (b)	3,171,440	4,285,394
Al Rajhi Bank	253,548	4,205,516
Alpha Bank AE (b)	4,318,497	9,088,009
AMMB Holdings Bhd	69,200	66,110
Axis Bank Ltd.	457,920	4,716,801
Banco de Chile	933,517	94,879
Banco de Chile sponsored ADR	4,669	95,434
Banco do Brasil SA	839,991	9,456,025
Banco Santander Chile	1,808,206	96,738
Banco Santander Chile sponsored ADR	283,284	6,118,934
Bancolombia SA sponsored ADR	65,589	3,165,981
Bangkok Bank PCL NVDR	326,400	1,906,340
Bank of China Ltd. (H Shares)	47,276,000	18,963,062
Bank of Chongqing Co. Ltd. (H Shares)	52,979	30,928
Bank Polska Kasa Opieki SA	270,410	7,238,007
Capitec Bank Holdings Ltd.	66,528	6,435,831
China Construction Bank Corp. (H Shares)	51,685,000	41,116,029
China Merchants Bank Co. Ltd.:
(A Shares)	379,730	1,945,506
(H Shares)	1,122,000	5,303,135
Chinatrust Financial Holding Co. Ltd.	14,175,058	10,145,937
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)	34,000	16,895
Commercial International Bank SAE	70,452	341,115
Commercial International Bank SAE sponsored GDR	1,111,613	5,346,859
Credicorp Ltd. (United States)	82,573	17,438,592
E.SUN Financial Holdings Co. Ltd.	6,023,127	5,337,098
EFG Eurobank Ergasias SA (b)	3,370,040	3,549,733
Emirates NBD Bank PJSC (b)	352,355	1,122,348
Grupo Aval Acciones y Valores SA ADR	199,868	1,594,947
Grupo Financiero Banorte S.A.B. de CV Series O	3,515,306	18,585,457
Grupo Financiero Inbursa S.A.B. de CV Series O	320,573	378,513
Guaranty Trust Bank PLC GDR (Reg. S)	53,450	228,766
Habib Bank Ltd.	309,900	292,304
Hana Financial Group, Inc.	298,586	9,036,189
HDFC Bank Ltd.	779,798	13,820,455
HDFC Bank Ltd. sponsored ADR	222,926	13,765,681
ICICI Bank Ltd.	893,695	6,370,453
ICICI Bank Ltd. sponsored ADR	2,284,463	32,188,084
Industrial & Commercial Bank of China Ltd. (H Shares)	44,453,000	31,686,434
Industrial Bank of Korea	26,471	263,298
JB Financial Group Co. Ltd.	5,224	23,880
JSC Halyk Bank of Kazakhstan GDR unit	199,619	2,664,914
Kasikornbank PCL:
NVDR	294,400	1,509,993
(For. Reg.)	846,300	4,340,718
KB Financial Group, Inc.	304,779	11,906,605
Kiatnakin Bank PCL (For. Reg.)	679,500	1,540,230
Komercni Banka A/S	58,624	2,007,355
Krung Thai Bank PCL NVDR	3,037,100	1,648,195
Malayan Banking Bhd	877,225	1,791,627
Mega Financial Holding Co. Ltd.	656,000	651,122
National Bank of Abu Dhabi PJSC	3,633,565	15,036,192
National Bank of Kuwait	1,397,636	4,652,651
National Commercial Bank	73,695	903,992
Nova Ljubljanska banka d.d. unit	227,428	2,781,440
OTP Bank PLC	675,374	31,789,943
Powszechna Kasa Oszczednosci Bank SA	123,673	1,141,558
PT Bank Bukopin Tbk (b)	4,000	64
PT Bank Central Asia Tbk	6,256,900	13,928,866
PT Bank Mandiri (Persero) Tbk	2,167,000	1,071,593
PT Bank Negara Indonesia (Persero) Tbk	7,216,300	3,837,097
PT Bank Rakyat Indonesia Tbk	9,999,700	2,899,594
Qatar National Bank SAQ	497,632	2,631,166
Sberbank of Russia	4,484,193	16,296,123
Sberbank of Russia sponsored ADR (c)	3,226,590	47,205,012
Shinhan Financial Group Co. Ltd.	137,886	5,092,650
Sinopac Holdings Co.	414,000	174,269
Standard Bank Group Ltd.	569,458	6,442,235
State Bank of India (b)	948,314	4,518,267
TCS Group Holding PLC GDR unit	92,248	1,697,363
Thanachart Capital PCL:
(For. Reg.)	1,508,600	2,783,072
NVDR	626,962	1,156,622
The Shanghai Commercial & Savings Bank Ltd.	47,186	77,131
TISCO Financial Group PCL	744,200	2,401,042
Turkiye Garanti Bankasi A/S (b)	4,071,609	7,151,559
Turkiye Halk Bankasi A/S (b)	289,353	290,347
Turkiye Is Bankasi A/S Series C (b)	5,487,232	5,868,697
Turkiye Vakiflar Bankasi TAO (b)	3,823,822	3,411,366
United Bank Ltd.	2,623,495	2,762,828
Woori Financial Group, Inc. (b)	243,374	2,410,459
Yapi ve Kredi Bankasi A/S (b)	1,580,932	659,839
		524,793,418
Capital Markets - 0.6%
BM&F BOVESPA SA	1,596,541	17,950,103
CITIC Securities Co. Ltd. (H Shares)	284,000	527,498
Hong Kong Exchanges and Clearing Ltd.	9,400	296,835
Huatai Securities Co. Ltd. (H Shares) (a)	365,200	547,693
Korea Investment Holdings Co. Ltd.	4,137	251,099
Meritz Securities Co. Ltd.	312,059	1,122,704
Moscow Exchange MICEX-RTS OAO (b)	795,893	1,308,182
Noah Holdings Ltd. sponsored ADR (b)(c)	10,037	292,478
Samsung Securities Co. Ltd.	3,829	117,013
Yuanta Financial Holding Co. Ltd.	14,674,000	9,493,612
		31,907,217
Consumer Finance - 0.3%
Compartamos S.A.B. de CV	284,714	270,858
PPDAI Group, Inc. ADR	12,096	35,441
Qudian, Inc. ADR (b)(c)	27,998	138,870
Shriram Transport Finance Co. Ltd.	788,463	12,387,009
		12,832,178
Diversified Financial Services - 0.3%
Alexander Forbes Group Holdings Ltd.	888	327
Aseer Trading Tourism & Manufacturing Co. (b)	14,265	31,992
Chailease Holding Co. Ltd.	475,000	2,123,939
FirstRand Ltd.	1,825,714	7,803,571
Haci Omer Sabanci Holding A/S	879,341	1,391,592
Power Finance Corp. Ltd. (b)	281,909	449,882
Rec Ltd.	844,074	1,622,292
		13,423,595
Insurance - 3.9%
AIA Group Ltd.	4,691,984	46,953,655
BB Seguridade Participacoes SA	1,440,823	11,693,478
Bupa Arabia for Cooperative Insurance Co.	11,186	301,276
Cathay Financial Holding Co. Ltd.	1,040,084	1,420,759
China Life Insurance Co. Ltd. (b)	299,000	248,293
China Life Insurance Co. Ltd. (H Shares)	3,185,000	8,036,405
China Pacific Insurance (Group) Co. Ltd. (H Shares)	2,802,400	9,916,262
China Reinsurance Group Corp. (H Shares)	379,000	60,034
FPC Par Corretora de Seguros	17,800	52,975
Fubon Financial Holding Co. Ltd.	2,752,000	4,038,707
Hyundai Fire & Marine Insurance Co. Ltd.	271,053	6,424,688
IRB Brasil Resseguros SA	1,636,203	14,380,592
Liberty Holdings Ltd.	494,964	3,766,328
MMI Holdings Ltd.	1,647,333	2,288,197
Old Mutual Ltd.	760,307	962,158
PICC Property & Casualty Co. Ltd. (H Shares)	4,730,000	5,474,285
Ping An Insurance Group Co. of China Ltd.:
(A Shares)	459,154	5,459,613
(H Shares)	3,900,500	44,291,377
Porto Seguro SA	454,021	6,317,495
Powszechny Zaklad Ubezpieczen SA	262,875	2,598,335
Qualitas Controladora S.A.B. de CV	96,305	410,609
Sanlam Ltd.	3,132,126	16,335,671
Shin Kong Financial Holding Co. Ltd.	674,000	221,892
Sul America SA unit	347,602	4,336,712
		195,989,796
Thrifts & Mortgage Finance - 0.6%
Housing Development Finance Corp. Ltd.	716,914	22,954,058
LIC Housing Finance Ltd.	1,330,842	8,608,396
		31,562,454

TOTAL FINANCIALS		810,508,658

HEALTH CARE - 0.9%
Biotechnology - 0.0%
CStone Pharmaceuticals Co. Ltd. (a)(b)	1,069,500	1,535,625
Medy-Tox, Inc.	1,998	511,297
		2,046,922
Health Care Equipment & Supplies - 0.0%
Supermax Corp. Bhd	63,500	20,678
Health Care Providers & Services - 0.2%
Aier Eye Hospital Group Co. Ltd. (A Shares)	77,000	437,094
Mediclinic International PLC (London)	191,426	957,110
Netcare Ltd.	100,528	137,235
Qualicorp Consultoria E Corret	183,032	1,522,637
Selcuk Ecza Deposu Tic A/S	122,624	117,927
Shanghai Pharmaceuticals Holding Co. Ltd. (H Shares)	813,000	1,458,128
Sinopharm Group Co. Ltd. (H Shares)	779,700	2,574,697
		7,204,828
Life Sciences Tools & Services - 0.2%
Hangzhou Tigermed Consulting Co. Ltd. (A Shares)	435,725	3,891,038
WuXi AppTec Co. Ltd.	42,337	529,720
WuXi AppTec Co. Ltd. (H Shares) (a)	283,260	3,287,368
Wuxi Biologics (Cayman), Inc. (a)(b)	59,000	666,635
		8,374,761
Pharmaceuticals - 0.5%
Aurobindo Pharma Ltd.	196,954	1,234,994
CSPC Pharmaceutical Group Ltd.	4,288,000	9,761,140
Dr. Reddy's Laboratories Ltd.	38,190	1,550,777
Hansoh Pharmaceutical Group Co. Ltd. (a)	1,082,000	3,192,841
J.B. Chemicals & Pharmaceuticals Ltd.	5,061	27,912
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	45,200	552,109
Lijun International Pharmaceutical Holding Ltd.	470,000	369,842
PT Kalbe Farma Tbk	35,808,056	3,871,484
Richter Gedeon PLC	117,918	2,258,619
Sino Biopharmaceutical Ltd.	359,000	463,184
Yunnan Baiyao Group Co. Ltd. (A Shares)	253,500	3,168,547
		26,451,449

TOTAL HEALTH CARE		44,098,638

INDUSTRIALS - 2.3%
Aerospace & Defense - 0.1%
Elbit Systems Ltd. (Israel)	16,800	2,784,204
Garden Reach Shipbuilders & Engineers Ltd. (b)	23,582	69,432
Hanwha Aerospace Co. Ltd. (b)	4,209	136,998
Hindustan Aeronautics Ltd. (b)	1,060	11,449
		3,002,083
Air Freight & Logistics - 0.0%
Hyundai Glovis Co. Ltd.	1,943	247,542
Airlines - 0.2%
Air Arabia PJSC (b)	835,141	329,677
AirAsia Group BHD	2,192,600	887,225
Azul SA sponsored ADR (b)	73,766	2,747,046
Copa Holdings SA Class A	26,173	2,728,797
Pegasus Hava Tasimaciligi A/S (b)	50,912	642,349
		7,335,094
Commercial Services & Supplies - 0.0%
Country Garden Services Holdings Co. Ltd.	319,502	1,032,600
Frontken Corp. BHD	248,800	117,951
UE Furniture Co. Ltd.	70,600	111,134
		1,261,685
Construction & Engineering - 0.4%
China Communications Construction Co. Ltd. (H Shares)	2,213,000	1,721,618
China Communications Services Corp. Ltd. (H Shares)	1,926,000	1,296,597
China National Chemical Engineering Co. Ltd. (A Shares)	3,101,692	2,747,768
China Railway Construction Corp. Ltd. (H Shares)	1,635,000	1,687,591
China Railway Group Ltd. (H Shares)	956,000	559,321
Daelim Industrial Co.	23,895	1,818,472
Larsen & Toubro Ltd.	403,322	7,479,409
Orascom Construction PLC	1,460	9,099
Sinopec Engineering Group Co. Ltd. (H Shares)	465,000	272,649
Tekfen Holding A/S	900,563	2,959,983
		20,552,507
Electrical Equipment - 0.2%
BizLink Holding, Inc.	475,463	3,543,350
DONGYANG E&P, Inc.	21,665	304,443
Polycab India Ltd.	24,923	321,051
Weg SA	284,044	1,994,621
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)	486,700	1,663,119
		7,826,584
Industrial Conglomerates - 0.3%
Alfa SA de CV Series A	255,405	199,913
Astra Industrial Group (b)	3,085	11,912
CK Hutchison Holdings Ltd.	82,500	749,310
Fosun International Ltd.	1,508,000	2,030,393
Hanwha Corp.	57,986	1,205,076
Hong Leong Industries Bhd	3,000	7,686
Industries Qatar QSC (b)	243,150	675,203
Koc Holding A/S	595,641	2,073,776
LG Corp.	29,565	1,776,953
Mannai Corp.	86,440	74,076
SK C&C Co. Ltd.	5,029	1,096,222
SM Investments Corp.	319,900	6,668,515
Turk Sise ve Cam Fabrikalari A/S	141,791	123,045
		16,692,080
Machinery - 0.5%
Airtac International Group	318,000	4,593,900
Daewoo Shipbuilding & Marine Engineering Co. Ltd. (b)	2,984	66,561
Estun Automation Co. Ltd.:
(A Shares)	23,800	31,813
(A Shares) (Hong Kong)	261,700	349,804
HIWIN Technologies Corp.	524,270	4,473,821
Lonking Holdings Ltd.	9,195,000	2,619,357
Sany Heavy Industry Co. Ltd. (A Shares)	580,200	1,194,647
Shenzhen Inovance Technology Co. Ltd. (A Shares)	579,200	2,163,625
Sinotruk Hong Kong Ltd. (c)	1,614,983	2,727,329
Techtronic Industries Co. Ltd.	136,000	1,022,406
Weichai Power Co. Ltd. (H Shares)	1,951,000	3,334,659
XCMG Construction Machinery Co. Ltd. (A Shares)	1,398,600	910,862
Zoomlion Heavy Industry Science and Technology Co. Ltd. (H Shares)	384,600	272,181
		23,760,965
Marine - 0.0%
MISC Bhd	156,900	306,174
Qatar Navigation QPSC	23,620	39,834
		346,008
Professional Services - 0.2%
51job, Inc. sponsored ADR (b)	11,609	912,700
Centre Testing International Group Co. Ltd. (A Shares)	4,354,952	8,409,622
Sporton International, Inc.	169,000	1,143,201
		10,465,523
Road & Rail - 0.1%
Globaltrans Investment PLC GDR (Reg. S)	49,724	415,195
Localiza Rent A Car SA	141,300	1,479,183
Rumo SA (b)	921,778	5,281,984
		7,176,362
Trading Companies & Distributors - 0.0%
CCS Supply Chain Management Co. Ltd. A Shares	88,072	83,408
Transportation Infrastructure - 0.3%
Airports of Thailand PCL (For. Reg.)	784,300	1,959,452
Cosco Shipping International Hk Co. Ltd.	126,000	32,674
DP World Ltd.	109,837	1,377,356
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	161,265	1,630,406
Grupo Aeroportuario del Sureste S.A.B. de CV Series B sponsored ADR	11,643	1,996,309
Grupo Aeroportuario Norte S.A.B. de CV	763,988	5,109,127
Malaysia Airports Holdings Bhd	197,200	391,898
Zhejiang Expressway Co. Ltd. (H Shares)	1,226,000	1,072,801
		13,570,023

TOTAL INDUSTRIALS		112,319,864

INFORMATION TECHNOLOGY - 12.0%
Communications Equipment - 0.1%
Accton Technology Corp.	380,000	1,979,232
Hytera Communications Corp. Ltd. (A Shares)	125,400	158,345
Shenzhen Gongjin Electronics Co. Ltd.	131,700	206,189
		2,343,766
Electronic Equipment & Components - 2.0%
AAC Technology Holdings, Inc.	207,000	1,451,713
AVIC Jonhon OptronicTechnology Co. Ltd.	217,329	1,190,412
Chaozhou Three-Circle Group Co.:
(A Shares)	18,300	48,714
(A Shares) (Hong Kong)	66,000	175,688
China Railway Signal & Communications Corp. (H Shares) (a)	270,000	144,861
Coretronic Corp.	87,400	114,378
Delta Electronics, Inc.	767,000	3,517,542
FLEXium Interconnect, Inc.	380,000	1,406,624
Foxconn Technology Co. Ltd.	31,000	67,632
Hangzhou Hikvision Digital Technology Co. Ltd. (A Shares)	708,503	3,164,485
Hollysys Automation Technologies Ltd.	8,732	128,448
Hon Hai Precision Industry Co. Ltd. (Foxconn)	9,176,626	26,603,708
INTOPS Co. Ltd.	30,521	316,501
Largan Precision Co. Ltd.	238,000	34,576,932
LG Display Co. Ltd. (b)	141,991	1,772,849
LG Innotek Co. Ltd.	9,439	974,823
Partron Co. Ltd.	8,100	81,254
Pinnacle Technology Holdings Ltd.	11,198	10,922
Redington India Ltd.	26,941	42,937
Samsung SDI Co. Ltd.	37,416	7,316,597
Sirtec International Co. Ltd.	5,000	5,176
Sunny Optical Technology Group Co. Ltd.	378,100	6,196,856
Synnex Technology International Corp.	50,000	60,356
Unimicron Technology Corp.	2,670,000	4,036,443
Yageo Corp.	151,000	1,632,325
Zhen Ding Technology Holding Ltd.	740,000	3,260,392
		98,298,568
IT Services - 1.1%
Cognizant Technology Solutions Corp. Class A	15,231	976,459
CSU Cardsystem SA	20,432	37,354
HCL Technologies Ltd.	656,444	10,317,065
Hexaware Technologies Ltd.	486,586	2,301,736
Infosys Ltd.	652,363	6,390,181
Infosys Ltd. sponsored ADR	1,200,148	11,797,455
Mphasis BFL Ltd.	69,476	850,524
Network International Holdings PLC (a)	257,897	1,931,186
NIIT Ltd. (b)	9,266	13,683
PagSeguro Digital Ltd. (b)	185,561	6,297,940
QIWI PLC Class B sponsored ADR	16,212	321,322
Samsung SDS Co. Ltd.	1,984	328,343
Sonata Software Ltd.	6,875	29,771
StoneCo Ltd. Class A (b)	66,305	2,717,179
Tata Consultancy Services Ltd.	319,822	9,152,386
Wipro Ltd.	429,905	1,426,576
WNS Holdings Ltd. sponsored ADR (b)	24,362	1,537,729
		56,426,889
Semiconductors & Semiconductor Equipment - 5.1%
ASE Technology Holding Co. Ltd.	1,275,000	3,154,929
ASE Technology Holding Co. Ltd. ADR	221,411	1,082,700
Dongbu HiTek Co. Ltd.	29,703	477,742
Everlight Electronics Co. Ltd.	73,000	79,631
King Yuan Electronics Co. Ltd.	744,000	899,322
Koh Young Technology, Inc.	27,733	2,352,363
Malaysian Pacific Industries BHD	12,286	32,712
MediaTek, Inc.	880,000	12,150,555
Novatek Microelectronics Corp.	12,000	87,857
Phison Electronics Corp.	313,000	2,917,041
Powertech Technology, Inc.	659,000	2,031,379
Radiant Opto-Electronics Corp.	250,000	958,168
Realtek Semiconductor Corp.	947,000	7,150,506
Semiconductor Manufacturing International Corp. (b)	293,500	374,177
Shenzhen Goodix Technology Co. Ltd. (A Shares)	39,150	1,080,564
Sino-American Silicon Products, Inc.	444,000	1,262,463
SK Hynix, Inc.	703,842	48,201,827
Taiwan Semiconductor Manufacturing Co. Ltd.	11,984,000	120,477,889
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	780,727	41,448,796
Topco Scientific Co. Ltd.	106,000	345,497
Unisem (M) Bhd	103,259	53,156
United Microelectronics Corp.	7,406,000	3,628,885
United Microelectronics Corp. sponsored ADR	353,437	862,386
Win Semiconductors Corp.	201,000	1,991,761
Winbond Electronics Corp.	1,511,000	863,726
		253,966,032
Software - 0.1%
Asseco Poland SA	19,723	285,370
Kingsoft Corp. Ltd. (b)	176,000	389,402
Mix Telematics Ltd. sponsored ADR	5,794	70,397
Nucleus Software Exports Ltd. (b)	31,536	132,035
Totvs SA	204,300	3,073,403
		3,950,607
Technology Hardware, Storage & Peripherals - 3.6%
ASUSTeK Computer, Inc.	23,000	173,666
Catcher Technology Co. Ltd.	515,000	4,209,143
Chicony Electronics Co. Ltd.	92,000	266,715
Compal Electronics, Inc.	51,000	31,408
Lenovo Group Ltd.	8,172,000	5,397,057
Lite-On Technology Corp.	1,514,000	2,400,419
Pegatron Corp.	2,052,000	4,570,904
Samsung Electronics Co. Ltd.	3,729,022	158,782,533
Samsung Electronics Co. Ltd. GDR	2,920	3,118,560
Xiaomi Corp. Class B (a)(b)	223,600	255,642
		179,206,047

TOTAL INFORMATION TECHNOLOGY		594,191,909

MATERIALS - 2.5%
Chemicals - 0.3%
China Sanjiang Fine Chemicals Ltd.	424,000	75,828
Dongyue Group Co. Ltd.	40,724	20,757
LG Chemical Ltd.	47,573	12,343,287
Sinofert Holdings Ltd.	2,042,000	206,073
Solar Industries India Ltd. (b)	88,400	1,303,472
Taekwang Industrial Co. Ltd.	168	152,740
		14,102,157
Construction Materials - 0.5%
Anhui Conch Cement Co. Ltd.:
(A Shares)	92,300	601,119
(H Shares)	2,088,500	13,352,932
Asia Cement (China) Holdings Corp.	259,584	348,844
CEMEX S.A.B. de CV sponsored ADR	250,000	932,500
China National Building Materials Co. Ltd. (H Shares)	1,266,442	1,223,053
China Resources Cement Holdings Ltd.	792,165	948,186
City Cement Co.	29,115	129,814
Gansu Qilianshan Cement Group Co. Ltd. (A Shares)	786,200	1,196,218
JK Cement Ltd.	135,600	2,186,829
Shree Cement Ltd.	13,600	3,979,889
Siam Cement PCL (For. Reg.)	81,000	1,021,211
West China Cement Ltd.	346,000	54,807
		25,975,402
Containers & Packaging - 0.0%
Anadolu Cam Sanayii A/S	134,325	84,329
Bio Pappel S.A.B. de CV (b)	24,738	27,048
Klabin SA unit	267,675	1,118,447
		1,229,824
Metals & Mining - 1.5%
Alrosa Co. Ltd.	1,641,720	1,988,726
Aluminum Corp. of China Ltd. (H Shares) (b)	594,000	182,111
Anglo American Platinum Ltd.	37,024	3,064,118
AngloGold Ashanti Ltd.	268,943	5,078,912
AngloGold Ashanti Ltd. sponsored ADR	73,100	1,391,824
Ann Joo Resources Bhd	500	116
CAP SA	85,501	556,355
China Molybdenum Co. Ltd. (H Shares)	894,000	306,063
Compania de Minas Buenaventura SA sponsored ADR	145,500	2,236,335
Daehan Steel Co. Ltd.	2,905	14,263
Eregli Demir ve Celik Fabrikalari T.A.S.	647,812	903,518
Grupo Mexico SA de CV Series B	1,957,500	5,129,655
Harmony Gold Mining Co. Ltd. sponsored ADR (b)	156,594	488,573
Hindalco Industries Ltd.	880,082	2,455,064
Impala Platinum Holdings Ltd. (b)	544,835	4,187,463
Jastrzebska Spolka Weglowa SA	37,892	202,269
KISCO Corp.	6,262	25,789
Korea Zinc Co. Ltd.	11,959	4,110,179
Kumba Iron Ore Ltd.	93,581	2,400,957
Magnitogorsk Iron & Steel Works PJSC sponsored GDR (Reg. S)	37,183	291,143
MMC Norilsk Nickel PJSC sponsored ADR	242,548	6,366,885
Nanjing Iron & Steel Co. Ltd.	400,200	187,795
Novolipetsk Steel OJSC GDR (Reg. S)	18,373	370,032
Polyus PJSC	8,916	955,412
Polyus PJSC unit	15,274	820,978
POSCO	47,484	9,242,605
POSCO sponsored ADR	36,270	1,745,312
Severstal PAO GDR (Reg. S)	60,902	855,673
Shanxi Taigang Stainless Steel Co. Ltd. (A Shares)	784,304	438,299
Sheng Yu Steel Co. Ltd.	35,418	22,740
Southern Copper Corp.	96,413	3,666,586
Ternium SA sponsored ADR	162,959	3,513,396
Vale SA sponsored ADR (b)	946,001	11,124,972
Zijin Mining Group Co. Ltd. (H Shares)	1,014,000	379,528
		74,703,646
Paper & Forest Products - 0.2%
Suzano Papel e Celulose SA	1,166,900	10,503,947
West Coast Paper Mills Ltd.	7,419	21,823
		10,525,770

TOTAL MATERIALS		126,536,799

REAL ESTATE - 1.4%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Fibra Uno Administracion SA de CV	130,424	199,909
Link (REIT)	107,500	1,098,592
Macquarie Mexican (REIT) (a)	9,672	13,308
Musharaka Real Estate Income Fund (b)	13,897	31,055
Prologis Property Mexico SA	60,798	128,383
		1,471,247
Real Estate Management & Development - 1.4%
Agile Property Holdings Ltd.	3,329,238	4,661,154
Aldar Properties PJSC (b)	1,478,311	873,347
Ayala Land, Inc.	10,557,600	9,446,820
BR Malls Participacoes SA	543,047	2,017,651
BR Properties SA (b)	41,400	124,972
CapitaLand Ltd.	587,800	1,581,679
Central China Real Estate Ltd.	137,925	73,824
Cheung Kong Property Holdings Ltd.	126,500	841,103
China Overseas Grand Oceans Group Ltd.	656,000	367,880
China Overseas Land and Investment Ltd.	1,240,000	4,158,044
China Resources Land Ltd.	204,000	882,118
China Union Holdings Ltd. (A Shares)	236,400	132,109
China Vanke Co. Ltd.	191,800	755,478
China Vanke Co. Ltd. (H Shares)	135,300	506,411
Country Garden Holdings Co. Ltd.	6,578,000	9,159,219
Emaar Properties PJSC	3,967,374	4,460,818
Gemdale Corp. (A Shares)	158,100	267,530
Gemdale Properties and Investment Corp. Ltd.	628,000	73,003
Greenland Holdings Corp. Ltd. (A Shares)	4,424,963	4,121,395
Greenland Hong Kong Holdings Ltd.	133,366	49,917
Guangzhou R&F Properties Co. Ltd. (H Shares)	680,400	1,143,822
Hang Lung Properties Ltd.	360,000	737,641
Hopson Development Holdings Ltd.	24,545	23,610
IOI Properties Group Bhd	77,800	21,422
K Wah International Holdings Ltd.	409,123	224,207
Kaisa Group Holdings Ltd.	327,000	128,658
KSL Holdings Bhd (b)	105,100	19,251
KWG Property Holding Ltd.	987,000	1,084,311
Logan Property Holdings Co. Ltd.	549,692	804,715
Longfor Properties Co. Ltd. (a)	1,743,048	7,136,339
Multiplan Empreendimentos Imobiliarios SA	94,200	642,359
Poly Property Group Co. Ltd.	1,135,686	406,214
Powerlong Real Estate Holding Ltd.	378,417	220,431
PT Puradelta Lestari TBK	1,429,600	32,839
Radium Life Tech Co. Ltd.	422,280	162,538
Risesun Real Estate Development Co. Ltd. (A Shares)	3,065,444	3,761,816
Road King Infrastructure Ltd.	249,966	454,704
Ronshine China Holdings Ltd.	85,000	98,809
Sansiri PCL (For. Reg.)	6,763,900	248,442
Shanghai Shimao Co. Ltd. (A Shares)	1,476,815	816,900
Shimao Property Holdings Ltd.	1,032,278	3,738,418
Shui On Land Ltd.	360,500	75,524
Sun Hung Kai Properties Ltd.	5,500	80,127
Sunac China Holdings Ltd.	503,000	2,451,323
United Development Co. (b)	229,244	88,782
		69,157,674

TOTAL REAL ESTATE		70,628,921

UTILITIES - 0.9%
Electric Utilities - 0.5%
Ceske Energeticke Zavody A/S	48,974	1,084,512
Cheung Kong Infrastructure Holdings Ltd.	108,000	731,203
CPFL Energia SA (b)	160,100	1,204,428
EDP Energias do Brasil SA	693,537	3,253,335
Enel Chile SA	1,983,170	146,095
Enel Chile SA sponsored ADR	176,677	662,539
Energa SA (b)	19,990	35,152
Enersis SA	14,466,654	2,780,837
Enersis SA sponsored ADR	113,466	1,097,216
Equatorial Energia SA	875,725	4,285,854
Korea Electric Power Corp. (b)	140,742	3,323,688
Polska Grupa Energetyczna SA (b)	195,906	436,414
Power Grid Corp. of India Ltd.	732,166	1,972,539
Tenaga Nasional Bhd	1,459,430	4,598,611
		25,612,423
Gas Utilities - 0.3%
Beijing Enterprises Holdings Ltd.	37,000	163,537
China Gas Holdings Ltd.	1,381,200	5,134,376
China Resource Gas Group Ltd.	150,000	835,441
Daesung Energy Co. Ltd.	20,047	92,318
Gujarat State Petronet Ltd.	7,065	21,195
Hong Kong & China Gas Co. Ltd.	166,000	316,195
Indraprastha Gas Ltd.	1,130,824	6,516,316
Kunlun Energy Co. Ltd.	238,000	201,571
PT Perusahaan Gas Negara Tbk Series B	712,900	97,041
Samchully Co. Ltd.	279	20,264
		13,398,254
Independent Power and Renewable Electricity Producers - 0.1%
Benpres Holdings Corp.	124,600	9,899
China Longyuan Power Grid Corp. Ltd. (H Shares)	1,787,000	967,896
Huaneng Renewables Corp. Ltd. (H Shares)	2,124,000	811,267
NTPC Ltd.	1,373,547	2,227,379
		4,016,441
Water Utilities - 0.0%
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	91,100	1,223,719
SIIC Environment Holdings Ltd.	187,000	36,310
		1,260,029

TOTAL UTILITIES		44,287,147

TOTAL COMMON STOCKS
(Cost $2,532,078,131)		3,026,899,330

Nonconvertible Preferred Stocks - 2.2%
COMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Telefonica Brasil SA	165,440	2,189,480
Telefonica Brasil SA sponsored ADR	190,100	2,499,815
		4,689,295
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Hyundai Motor Co. Series 2	18,475	1,271,495
CONSUMER STAPLES - 0.1%
Beverages - 0.0%
Ambev SA sponsored ADR	505,516	2,128,222
Food & Staples Retailing - 0.1%
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN)	151,500	2,848,073

TOTAL CONSUMER STAPLES		4,976,295

ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Petroleo Brasileiro SA - Petrobras:
(PN) sponsored ADR (non-vtg.)	143,846	1,973,567
sponsored ADR	903,263	13,305,064
Surgutneftegas OJSC	177,447	99,583
		15,378,214
FINANCIALS - 1.3%
Banks - 1.3%
Banco Bradesco SA (PN)	1,753,184	13,835,151
Banco do Estado Rio Grande do Sul SA	53,100	251,597
Itau Unibanco Holding SA	4,178,736	34,190,286
Itau Unibanco Holding SA sponsored ADR	837,485	6,817,128
Itausa-Investimentos Itau SA (PN)	3,543,033	11,046,611
Sberbank of Russia	109,335	361,290
		66,502,063
INDUSTRIALS - 0.0%
Airlines - 0.0%
Azul SA (b)	125,800	1,562,954
INFORMATION TECHNOLOGY - 0.3%
Technology Hardware, Storage & Peripherals - 0.3%
Samsung Electronics Co. Ltd.	444,661	15,376,621
UTILITIES - 0.1%
Electric Utilities - 0.1%
Companhia Paranaense de Energia-Copel (PN-B)	105,100	1,541,609
Water Utilities - 0.0%
Cia de Saneamento do Parana	109,070	478,922
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) sponsored ADR	30,784	411,890
		890,812

TOTAL UTILITIES		2,432,421

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $93,509,917)		112,189,358

Equity Funds - 31.1%
Diversified Emerging Markets Funds - 31.1%
Aberdeen Emerging Markets Fund Institutional Service Class	7,281,258	109,946,995
Brandes Emerging Markets Value Fund Class A	10,181,425	89,189,285
Fidelity Emerging Markets Fund (e)	11,958,496	397,261,228
Fidelity SAI Emerging Markets Low Volatility Index Fund (e)	24,780,038	246,065,779
GMO Emerging Markets Fund - Class III	1,632,303	54,535,249
Goldman Sachs Emerging Markets Equity Fund Institutional Shares	7,230,299	158,271,251
Invesco Oppenheimer Developing Markets Fund Class R6	2,947,882	130,532,196
Invesco Oppenheimer Emerging Markets Innovators Fund Class R6 (b)	4,679,444	49,976,467
iShares MSCI China ETF (c)	2,832,430	168,982,774
iShares MSCI South Korea Index ETF	373,835	21,858,132
Lazard Emerging Markets Equity Portfolio Open Shares	2,147,890	38,662,027
Matthews Korea Fund Investor Class	6,983,487	30,797,180
Matthews Pacific Tiger Fund Investor Class	123	3,488
Morgan Stanley Institutional Fund, Inc. Frontier Markets Portfolio Class I	2,016,693	35,070,297
Xtrackers Harvest CSI 300 China ETF Class A (c)	414,269	11,425,539
TOTAL EQUITY FUNDS
(Cost $ 1,330,813,417)		1,542,577,887

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 1.52% to 1.95% 12/5/19 to 2/27/20 (f)
(Cost $10,007,107)	10,030,000	10,007,852

Money Market Funds - 8.8%
Fidelity Cash Central Fund 1.61% (g)	1,649,755	1,650,085
Fidelity Securities Lending Cash Central Fund 1.61% (g)(h)	170,390,693	170,407,732
State Street Institutional U.S. Government Money Market Fund Premier Class 1.59% (i)	266,346,915	266,346,915
TOTAL MONEY MARKET FUNDS
(Cost $438,404,732)		438,404,732
TOTAL INVESTMENT IN SECURITIES - 103.3%
(Cost $4,404,813,304)		5,130,079,159
NET OTHER ASSETS (LIABILITIES) - (3.3)%		(165,807,105)
NET ASSETS - 100%		$4,964,272,054

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	3,715	Dec. 2019	$192,808,500	$387,159	$387,159

The notional amount of futures purchased as a percentage of Net Assets is 3.9%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $26,543,828 or 0.5% of net assets.

 (b) Non-income producing

 (c) Security or a portion of the security is on loan at period end.

 (d) Level 3 security

 (e) Affiliated Fund

 (f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $8,458,945.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

 (i) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$31,234
Fidelity Securities Lending Cash Central Fund	348,823
Total	$380,057

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Emerging Markets Fund	$355,884,838	$--	$--	$--	$--	$41,376,390	$397,261,228
Fidelity SAI Emerging Markets Low Volatility Index Fund	--	252,000,000	--	--	--	(5,934,221)	246,065,779
Total	$355,884,838	$252,000,000	$--	$--	$--	$35,442,169	$643,327,007

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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